Trade and other receivables and other assets (Tables)	6 Months Ended
Jun. 30, 2021
Trade receivables and other assets
Summary of trade receivables and other assets

in EUR k	Dec 31, 2020	June 30, 2021
Non‑current
Other assets - Rental deposits	1,867	2,923
Other assets – Others	100	100
	1,967	3,023
Current
Trade receivables, net	25,656	15,630
Contract assets, net	3,543	2,860
Other assets	8,286	6,064
	37,485	24,554
Total non-current and current trade receivables and other assets	39,452	27,577

Summary of expected credit loss rate on total gross trade receivables and contract assets

in EUR k	Dec, 2020	June 30, 2021
Not past due	24,185	11,826
Past due 1-30 days	2,228	3,293
Past due 31-90 days	797	2,474
Past due more than 90 days	6,757	6,275
Total gross amount of trade receivables and contract assets	33,967	23,868

Expected credit loss rate
Not past due	1.6%	1.2%
Past due 1-30 days	3.1%	3.6%
Past due 31-90 days	7.7%	11.8%
Past due more than 90 days	63.0%	77.0%
Expected credit loss rate on total gross trade receivables and contract assets	14.0%	22.7%

Expected credit loss	4,768	5,378